Leases	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
LEASES

NOTE 9 – LEASES

The Company leases retail store facilities and distribution centers under non-cancellable operating leases, with terms ranging from one to 15 years, as well as finance leases for software, equipment, and furniture with a term of five years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right-of-use assets and lease liabilities.

Operating lease expenses for lease payment are recognized on a straight-line basis over the lease term. Finance lease cost includes amortization, which is recognized on a straight-line basis over the expected life of the leased assets, and interest expenses, which are recognized following an effective interest rate method. Leases with an initial term of 12 months or less are not recorded on the balance sheet.

Operating Leases

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	March 31, 2024	March 31, 2023
Operating lease right-of-use lease assets	$3,979,727	$2,709,954

Operating lease liabilities – current	$1,523,222	$1,323,900
Operating lease liabilities – non-current	2,488,823	1,416,508
Total operating lease liabilities	$4,012,045	$2,740,408

Other supplemental information for all of operating leases were as follows as of March 31, 2024 and 2023:

	March 31, 2024	March 31, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4.25	4.65
Weighted average discount rate (1)	4.77%	5.33%
Gains on sales and leaseback transactions (2)	$731,638	-

(1)	The Company used an incremental borrowing rate of 6.68% for its lease contracts entered prior to fiscal year 2024 and 2.03% for its lease contracts entered during fiscal year 2024 in Japan. The Company used an incremental borrowing rate of 2.83%, 5.25% and 8.50% for its lease contracts in Hong Kong, Canada and the United States, respectively.

(2)	On December 14, 2023, the Company entered into a Real Estate Sales Agreement (“Sales Agreement”) with a third-party buyer (the “Buyer”). Pursuant to the agreement, the Company sold its head office in Japan including the building and land to the Buyer for a total consideration of ¥430.0 million. On February 28, 2024, the Company entered into a Rental Agreement with the Buyer, pursuant to the agreement, the Company leased the same building for its head office for two years from February 28, 2024 to February 27, 2026, with a monthly rental of ¥1.75 million. The Company determined that these transactions should be accounted as sales and leaseback transaction as the control of the head office was transferred to the Buyer, and recognized a gain of $731,638 on disposal of the building and land on February 29, 2024.

During the fiscal years ended March 31, 2024, 2023, and 2022, the Company incurred total operating lease expenses of $1,978,211, $2,126,918 and $2,602,514, respectively.

Finance Leases

The components of finance lease expenses were as follows:

	For the Fiscal Years Ended March 31,
	2024	2023	2022
Finance leases cost:
Amortization of right-of-use assets	$351,626	$237,802	$199,796
Interest on lease liabilities	80,738	72,678	204,774
Total finance leases cost	$432,364	$310,480	$404,570

Supplemental cash flow information related to finance leases was as follows:

	For the Fiscal Years Ended March 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$80,738	$72,678	$204,774

Supplemental balance sheet information related to leases was as follows:

	March 31, 2024	March 31, 2023
Finance leases cost:
Software	$496,438	$355,756
Equipment and furniture	1,082,560	1,012,001
Subtotal	1,578,998	1,367,757
Less: accumulated depreciation	(1,324,770)	(710,153)
Property and equipment, net	$254,228	$657,604

The weighted average remaining lease terms and discount rates for all of finance leases as of March 31, 2024 and 2023 were as follows:

	March 31, 2024	March 31, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.67	3.70
Weighted average discount rate	8.07%	8.07%

The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2024:

12 months ending March 31,	Operating Leases	Finance Leases
2025	$1,679,607	$202,516
2026	1,163,010	161,194
2027	467,286	100,635
2028	404,128	20,652
2029	249,647	940
Thereafter	559,781	-
Total lease payments	4,523,459	485,937
Less: imputed interest	(511,414)	(51,813)
Present value of lease liabilities	$4,012,045	$434,124